GOODWILL AND OTHER INTANGIBLE ASSETS (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Intangible assets
Gross Carrying Amount	$ 24,400	$ 24,400
Accumulated Amortization	(21,843)	(20,602)
Impairments of amortizable intangible assets	(2,557)
Net Carrying Value	0	3,798
Goodwill
Goodwill, Gross	31,474	31,474
Goodwill, Impaired, Accumulated Impairment Loss	31,474
Goodwill	0	31,474
Customer relationships
Intangible assets
Gross Carrying Amount	11,000	11,000
Accumulated Amortization	(10,119)	(9,600)
Impairments of amortizable intangible assets	(881)
Net Carrying Value	0	1,400
Agent relationships
Intangible assets
Gross Carrying Amount	700	700
Accumulated Amortization	(622)	(580)
Impairments of amortizable intangible assets	(78)
Net Carrying Value	0	120
Vendor relationships
Intangible assets
Gross Carrying Amount	1,700	1,700
Accumulated Amortization	(1,511)	(1,409)
Impairments of amortizable intangible assets	(189)
Net Carrying Value	0	291
Trade name
Intangible assets
Gross Carrying Amount	7,000	7,000
Accumulated Amortization	(5,591)	(5,013)
Impairments of amortizable intangible assets	(1,409)
Net Carrying Value	0	1,987
Technology
Intangible assets
Gross Carrying Amount	4,000	4,000
Accumulated Amortization	(4,000)	(4,000)
Impairments of amortizable intangible assets	0
Net Carrying Value	$ 0	$ 0